Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 963		$ 862	$ 784
Defined benefit plans pension costs recognized in profit and loss	935		1,048	1,216
Post-employment benefit	1,898		1,910	2,000
Compensation cost of share-based payment transactions	8	$ 0	16	19
Other employee benefit (Note)	44,305		43,746	42,654
Employee benefit expenses	46,211		45,672	44,673
Summary by functions
Compensation distributed to the employees			1,498	1,429
Remuneration paid to the directors			39	39
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	488		565	725
Employee benefit expenses	21,858		21,857	22,734
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 24,353		$ 23,815	$ 21,939